Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020
Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		¥ 0		¥ 0		¥ 0		¥ 0
Fair value hedges | Foreign exchange contracts | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		(375)		(158)		(1,072)		(1,080)
Fair value hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		4		0		6		5
Fair value hedges | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		8		8		22		24
Fair value hedges | Options held/written and other | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		0		0		0		0
Fair value hedges | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of the components excluded from the assessment of hedge effectiveness		0		0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		3,391		1,493		4,541		851
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0		0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		796		287		1,338		833
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(140)		(62)		(311)		(141)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		338		(116)		516		(222)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(215)		160		(269)		415
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		1,927		(2,367)		1,360		(4,545)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(1,740)		3,202		(281)		4,283
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		123		117		413		400
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0		0
Gains (losses) recognized in income on hedged item		0		0		0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		1,048		2,398		127		3,506
Gains (losses) recognized in income on hedged item		(1,048)		(2,354)		(17)		(3,264)
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		34		215		132		435
Gains (losses) recognized in income on hedged item		29		(190)		(46)		(398)
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(9,252)		2,948		(13,879)		6,440
Gains (losses) recognized in income on hedged item		9,194		(3,046)		13,861		(7,114)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(6,583)		(5,088)		(7,127)		(13,097)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income						5		21
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				419		(104)		265
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		358		629		1,147		2,665
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative		(16,469)		10,477		(22,868)		23,292
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income						0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0		0		0		0
Nondesignated | Other (income) and expense | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		668		2,403		1,401		6,202
Nondesignated | Life Insurance Premiums and Related Investment Income (Loss) [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(83)	[1]	(2,415)	[2]	(1,206)	[3]	(7,875)	[4]
Nondesignated | Interest Expense [Member] | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0		0
Nondesignated | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		(5)		(21)		(1)
Nondesignated | Interest rate swap agreements | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]	0	[3]	0	[4]
Nondesignated | Interest rate swap agreements | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		1		2		4		5
Nondesignated | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		11,069		(752)		13,484		640
Nondesignated | Foreign exchange contracts | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		4,740	[1]	(40)	[2]	8,486	[3]	56	[4]
Nondesignated | Foreign exchange contracts | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		232		411		950		1,923
Nondesignated | Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative						(1)
Nondesignated | Credit derivatives held/written | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[3]					0
Nondesignated | Credit derivatives held/written | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative						0
Nondesignated | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(2,026)		317		(1,267)		(1)
Nondesignated | Options held/written and other | Life Insurance Premiums and Related Investment Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	(9)	[2]	0	[3]	(598)	[4]
Nondesignated | Options held/written and other | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ 0		¥ 0		¥ 0		¥ 0

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2020 (see Note 17 “Life Insurance Operations”).
[3]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2021 (see Note 17 “Life Insurance Operations”).
[4]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2020 (see Note 17 “Life Insurance Operations”).